Inventories	12 Months Ended
Dec. 31, 2020
Inventory, Net [Abstract]
Inventories	INVENTORIES
The following table summarizes our inventories at December 31, 2020 and 2019:

Millions of dollars	2020	2019
Finished products	$1,635	$1,960
Raw materials and work in process	666	600
Total inventories	$2,301	$2,560
Effective January 1, 2021, the Company changed its accounting principle for inventory valuation and discontinued the use of the last-in, first-out ("LIFO") method and adopted the first-in, first-out ("FIFO") method of inventory in the U.S.
As of December 31, 2020 and 2019, LIFO inventories would have represented 41% and 43% of total inventories.
See Note 1 to the consolidated financial statements for additional information of the effect of the change.